Schedule of Note and Other Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	$ 90,425	$ 113,309
Additions		2,800
Repayments		(21,712)
Write-off	(90,425)	(3,972)
Balance, December 31, 2025		90,425
Notes receivables [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024	90,425	97,907
Additions
Repayments		(7,482)
Write-off	(90,425)
Balance, December 31, 2025		90,425
Amounts receivable [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2024		15,402
Additions		2,800
Repayments		(14,230)
Write-off		(3,972)
Balance, December 31, 2025